Basic and diluted net income per share - Schedule of shares outstanding were excluded from the calculation of diluted net (loss) income per share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share options
Basic and diluted net income per share
Antidilutive securities	8,074,500	8,074,500	8,574,220
Restricted share units
Basic and diluted net income per share
Antidilutive securities		16,134,095
Restricted shares
Basic and diluted net income per share
Antidilutive securities		3,250,542